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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                                -------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):        [  ]   is a restatement.
                                           [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Woodland Partners LLC
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Address:       60 South Sixth Street, Suite 3750
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               Minneapolis, Minnesota 55402
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Form 13F File Number:  28- 5982
                    ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard J. Rinkoff
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Title:         Managing Partner
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Phone:         (612) 359-4185
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Signature, Place, and Date of Signing:

 /s/ Richard J. Rinkoff      Minneapolis, Minnesota                 May 10,2001
------------------------    ------------------------------------   ------------
[Signature]                 [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           56
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 324,862
                                                  ------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



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                           FORM 13F INFORMATION TABLE



         COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4            COLUMN 5                       COLUMN 6
--------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                    VALUE      SHRS OR      SH/     PUT/
      NAME OF ISSUER           CLASS        CUSIP       (x$1000)    PRN AMT      PRN     CALL         INVESTMENT DISCRETION
---------------------      -----------    ----------    ---------   --------     -----   ------  -------------------------------
                                                                                                 (a) Sole   (b) Shared (c) Other
3Tec Energy Corp.          common         88575R308      $ 3,154     194,900      SH              194,900
Aetrium                    common         00817R103      $ 1,085     569,400      SH              569,400
Albany International       common         012348108      $ 4,226     229,700      SH              229,700
Alberto Culver             common         013068200      $ 6,975     209,400      SH              209,400
Allete                     common         018522102      $ 8,190     317,200      SH              317,200
Alliant Techsystems        common         018804104      $ 9,014     101,800      SH              101,800
Argosy Gaming Co.          common         040228108      $ 7,527     288,400      SH              288,400
Binks Sames Corp.          common         79587E104      $ 1,754     186,700      SH              186,700
Brunswick Corp.            common         117043109      $ 7,618     388,100      SH              388,100
CNA Surety Corp.           common         12612L108      $ 2,455     184,900      SH              184,900
Coinstar Inc.              common         129603106      $ 3,768     225,000      SH              225,000
Covanta Energy Corp.       common         22281N103      $10,861     646,500      SH              646,500
Cytec Industries           common         232820100      $ 4,911     153,400      SH              153,400
Damark International Inc.  common         235691102      $ 1,705     556,900      SH              556,900
Dial Corp.                 common         25247D101      $ 3,043     243,500      SH              243,500
Digi International         common         253798102      $ 3,252     562,700      SH              562,700
Dollar Thrifty             common         256743105      $ 6,692     324,900      SH              324,900
Donaldson                  common         257651109      $ 6,744     252,700      SH              252,700
El Paso Electric           common         283677854      $ 3,841     263,100      SH              263,100
Ferro Corp.                common         315405100      $ 9,144     449,800      SH              449,800
Fleming                    common         339130106      $ 3,639     143,000      SH              143,000
Fortune Brands             common         349631101      $ 9,374     272,500      SH              272,500
GATX Corp.                 common         361448103      $11,001     259,100      SH              259,100
Graco Inc.                 common         384109104      $10,759     384,250      SH              384,250
H.B. Fuller Company        common         359694106      $13,619     323,300      SH              323,300
Hasbro Inc.                common         418056107      $ 5,663     439,000      SH              439,000
Herman Miller Inc.         common         600544100      $ 6,953     300,700      SH              300,700
Hollinger International    common         435569108      $ 6,058     423,400      SH              423,400
International Multifoods   common         460043102      $ 9,638     500,700      SH              500,700
Interstate Bakeries        common         46072H108      $ 3,202     209,600      SH              209,600
Ivex Packaging             common         465855104      $ 3,251     236,500      SH              236,500
Key Energy Systems         common         492914106      $ 6,446     602,500      SH              602,500
Lodgenet                   common         540211109      $ 3,482     238,100      SH              238,100
Material Sciences          common         576674105      $ 6,752     838,800      SH              838,800
Navistar International     common         63934E108      $ 3,385     148,500      SH              148,500
Nuevo Energy Co.           common         670509108      $ 4,399     248,300      SH              248,300
Office Depot               common         676220106      $ 6,954     794,800      SH              794,800
Ontrack Data Int'l.        common         683372106      $ 2,984     434,100      SH              434,100
Pennzoil Quaker State      common         709323109      $ 7,285     520,400      SH              520,400
Pittston Brinks Group      common         725701106      $ 8,823     406,600      SH              406,600
Polaris                    common         731068102      $ 9,388     207,700      SH              207,700
Regis Corp.                common         758932107      $ 3,151     215,500      SH              215,500
Reynolds & Reynolds        common         761695105      $ 6,845     355,600      SH              355,600
Rochester Medical          common         771497104      $ 2,073     425,400      SH              425,400
Servicemaster Company      common         81760N109      $ 5,320     473,800      SH              473,800


         COLUMN 1          COLUMN 7                COLUMN 8
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                             OTHER
      NAME OF ISSUER       MANAGERS            VOTING AUTHORITY
----------------------    -------------   -----------------------------
                                         (a) Sole  (b) Shared  (c) None
3Tec Energy Corp.                        160,800      34,100
Aetrium                                  474,400      95,000
Albany International                     191,100      38,600
Alberto Culver                           173,100      36,300
Allete                                   262,200      55,000
Alliant Techsystems                       84,200      17,600
Argosy Gaming Co.                        238,700      49,700
Binks Sames Corp.                        151,500      35,200
Brunswick Corp.                          320,600      67,500
CNA Surety Corp.                         153,000      31,900
Coinstar Inc.                            189,500      35,500
Covanta Energy Corp.                     534,700     111,800
Cytec Industries                         126,900      26,500
Damark International Inc.                461,700      95,200
Dial Corp.                               201,400      42,100
Digi International                       465,100      97,600
Dollar Thrifty                           269,500      55,400
Donaldson                                208,900      43,800
El Paso Electric                         217,700      45,400
Ferro Corp.                              372,200      77,600
Fleming                                  118,300      24,700
Fortune Brands                           224,000      48,500
GATX Corp.                               214,200      44,900
Graco Inc.                               317,850      66,400
H.B. Fuller Company                      267,200      56,100
Hasbro Inc.                              363,000      76,000
Herman Miller Inc.                       249,300      51,400
Hollinger International                  350,000      73,400
International Multifoods                 414,800      85,900
Interstate Bakeries                      171,800      37,800
Ivex Packaging                           196,700      39,800
Key Energy Systems                       500,200     102,300
Lodgenet                                 197,700      40,400
Material Sciences                        694,800     144,000
Navistar International                   122,800      25,700
Nuevo Energy Co.                         205,100      43,200
Office Depot                             657,200     137,600
Ontrack Data Int'l.                      360,300      73,800
Pennzoil Quaker State                    429,800      90,600
Pittston Brinks Group                    336,200      70,400
Polaris                                  171,800      35,900
Regis Corp.                              178,300      37,200
Reynolds & Reynolds                      294,200      61,400
Rochester Medical                        353,800      71,600
Servicemaster Company                    392,200      81,600


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


         COLUMN 1            COLUMN 2      COLUMN 3      COLUMN 4            COLUMN 5                       COLUMN 6
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                             TITLE OF                    VALUE      SHRS OR      SH/     PUT/
      NAME OF ISSUER           CLASS        CUSIP       (x$1000)    PRN AMT      PRN     CALL         INVESTMENT DISCRETION
---------------------      -----------    ----------    ---------   --------     -----   ------  -------------------------------
                                                                                                 (a) Sole   (b) Shared (c) Other
Sports Authority Inc.      common         849176102      $ 2,341   1,074,000      SH            1,074,000
SPX Corp.                  common         784635104      $ 6,716      74,000      SH               74,000
TCF Financial              common         872275102      $10,656     282,000      SH              282,000
Toro Co.                   common         891092108      $ 8,082     175,700      SH              175,700
Tower Automotive           common         891707101      $ 4,124     384,400      SH              384,400
Triarc Companies           common         895927101      $ 3,744     152,200      SH              152,200
U.S. Industries            common         912080108      $ 3,338     571,700      SH              571,700
United Stationers          common         913004107      $ 4,040     166,600      SH              166,600
US Oncology                common         90338W103      $ 3,172     390,500      SH              390,500
Value City                 common         920387107      $ 3,056     368,200      SH              368,200
Viad Corp.                 common         92552R109      $ 5,712     239,700      SH              239,700
Vicorp Restaurants         common         925817108      $ 3,452     138,795      SH              138,795

GRAND TOTAL                                             $324,862
                                                        =========


         COLUMN 1          COLUMN 7                COLUMN 8
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                             OTHER
      NAME OF ISSUER       MANAGERS            VOTING AUTHORITY
----------------------    -------------   -----------------------------
                                         (a) Sole  (b) Shared  (c) None
Sports Authority Inc.                    891,400     182,600
SPX Corp.                                 61,200      12,800
TCF Financial                            233,000      49,000
Toro Co.                                 145,300      30,400
Tower Automotive                         319,100      65,300
Triarc Companies                         125,800      26,400
U.S. Industries                          467,200     104,500
United Stationers                        137,400      29,200
US Oncology                              323,600      66,900
Value City                               301,400      66,800
Viad Corp.                               198,300      41,400
Vicorp Restaurants                       116,152      22,643

GRAND TOTAL



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